Revenue Recognition - Revenue from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Revenue	$ 413,564	$ 584,684	$ 448,193
Revenue from hardware and accessories
Revenue from External Customer [Line Items]
Revenue	394,666	573,409	440,984
Revenue from services
Revenue from External Customer [Line Items]
Revenue	10,799	7,305	5,602
Revenue from SaaS
Revenue from External Customer [Line Items]
Revenue	5,379	3,816	1,607
Revenue from software upgrade rights
Revenue from External Customer [Line Items]
Revenue	$ 2,720	$ 154	$ 0